Shareholder Report	6 Months Ended
Apr. 30, 2026 USD ($) Holding
Shareholder Report [Line Items]
Document Type	N-CSRS
Amendment Flag	false
Registrant Name	American Mutual Fund
Entity Central Index Key	0000005506
Entity Investment Company Type	N-1A
Document Period End Date	Apr. 30, 2026
American Mutual Fund® - Class A
Shareholder Report [Line Items]
Fund Name	American Mutual Fund®
Class Name	Class A
Trading Symbol	AMRMX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about American Mutual Fund (the "fund") for the period from November 1, 2025 to April 30, 2026.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at capitalgroup.com/mutual-fund-literature-A. You can also request this information by contacting us at (800) 421-4225.
Additional Information Phone Number	(800) 421-4225
Additional Information Website	capitalgroup.com/mutual-fund-literature-A
Expenses [Text Block]
What were the fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Share class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$ 29	0.57% *
*Annualized.

Expenses Paid, Amount	$ 29
Expense Ratio, Percent	0.57%	[1]
Net Assets	$ 114,655,000,000
Holdings Count | Holding	157
Investment Company, Portfolio Turnover	25.00%
Additional Fund Statistics [Text Block]	Key fund statistics
Fund net assets (in millions)	$ 114,655
Total number of portfolio holdings	157
Portfolio turnover rate	25%

Holdings [Text Block]	Portfolio holdings by sector (percent of net assets)
Accountant Change Date	Sep. 11, 2025
Accountant Change Disagreements [Text Block]
Changes in and disagreements with accountants
On September 11, 2025, Deloitte & Touche LLP (“D&T”) was dismissed and PricewaterhouseCoopers LLP was appointed as the fund’s independent registered public accounting firm for the fiscal year ending October 31, 2026 audit. The change in the fund’s independent registered public accounting firm was approved by the fund’s board of trustees, including a majority of the independent trustees, upon recommendation of the audit committee, as part of a broader effort to update board oversight and fund operations. At no point during the fund’s fiscal years ended October 31, 2024 and October 31, 2025, and the subsequent interim period through December 11, 2025, were there any disagreements between management and D&T on any matter of accounting principles or practices, financial statement disclosure or auditing scope or procedure.

American Mutual Fund® - Class C
Shareholder Report [Line Items]
Fund Name	American Mutual Fund®
Class Name	Class C
Trading Symbol	AMFCX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about American Mutual Fund (the "fund") for the period from November 1, 2025 to April 30, 2026.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at capitalgroup.com/mutual-fund-literature-C. You can also request this information by contacting us at (800) 421-4225.
Additional Information Phone Number	(800) 421-4225
Additional Information Website	capitalgroup.com/mutual-fund-literature-C
Expenses [Text Block]
What were the fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Share class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class C	$ 67	1.32% *
*Annualized.

Expenses Paid, Amount	$ 67
Expense Ratio, Percent	1.32%	[1]
Net Assets	$ 114,655,000,000
Holdings Count | Holding	157
Investment Company, Portfolio Turnover	25.00%
Additional Fund Statistics [Text Block]	Key fund statistics
Fund net assets (in millions)	$ 114,655
Total number of portfolio holdings	157
Portfolio turnover rate	25%

Holdings [Text Block]	Portfolio holdings by sector (percent of net assets )
Accountant Change Date	Sep. 11, 2025
Accountant Change Disagreements [Text Block]
Changes in and disagreements with accountants
On September 11, 2025, Deloitte & Touche LLP (“D&T”) was dismissed and PricewaterhouseCoopers LLP was appointed as the fund’s independent registered public accounting firm for the fiscal year ending October 31, 2026 audit. The change in the fund’s independent registered public accounting firm was approved by the fund’s board of trustees, including a majority of the independent trustees, upon recommendation of the audit committee, as part of a broader effort to update board oversight and fund operations. At no point during the fund’s fiscal years ended October 31, 2024 and October 31, 2025, and the subsequent interim period through December 11, 2025, were there any disagreements between management and D&T on any matter of accounting principles or practices, financial statement disclosure or auditing scope or procedure.

American Mutual Fund® - Class T
Shareholder Report [Line Items]
Fund Name	American Mutual Fund®
Class Name	Class T
Trading Symbol	TAMFX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about American Mutual Fund (the "fund") for the period from November 1, 2025 to April 30, 2026.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at capitalgroup.com/mutual-fund-literature. You can also request this information by contacting us at (800) 421-4225.
Additional Information Phone Number	(800) 421-4225
Additional Information Website	capitalgroup.com/mutual-fund-literature
Expenses [Text Block]
What were the fund costs for the last six
months
?
(based on a hypothetical $10,000 investment)
Share class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class T	$ 16	0.32% *
*Annualized.

Expenses Paid, Amount	$ 16
Expense Ratio, Percent	0.32%	[1]
Net Assets	$ 114,655,000,000
Holdings Count | Holding	157
Investment Company, Portfolio Turnover	25.00%
Additional Fund Statistics [Text Block]	Key fund statistics
Fund net assets (in millions)	$ 114,655
Total number of portfolio holdings	157
Portfolio turnover rate	25%

Holdings [Text Block]	Portfolio holdings by sector (percent of net assets)
Accountant Change Date	Sep. 11, 2025
Accountant Change Disagreements [Text Block]
Changes in
and
disagreements
with
accountants
On September 11, 2025, Deloitte & Touche LLP (“D&T”) was dismissed and PricewaterhouseCoopers LLP was appointed as the fund’s independent registered public accounting firm for the fiscal year ending October 31, 2026 audit. The change in the fund’s independent registered public accounting firm was approved by the fund’s board of trustees, including a majority of the independent trustees, upon recommendation of the audit committee, as part of a broader effort to update board oversight and fund operations. At no point during the fund’s fiscal years ended October 31, 2024 and October 31, 2025, and the subsequent interim period through December 11, 2025, were there any disagreements between management and D&T on any matter of accounting principles or practices, financial statement disclosure or auditing scope or procedure.

American Mutual Fund® - Class F-1
Shareholder Report [Line Items]
Fund Name	American Mutual Fund®
Class Name	Class F-1
Trading Symbol	AMFFX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about American Mutual Fund (the "fund") for the period from November 1, 2025 to April 30, 2026.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at capitalgroup.com/mutual-fund-literature-F1. You can also request this information by contacting us at (800) 421-4225.
Additional Information Phone Number	(800) 421-4225
Additional Information Website	capitalgroup.com/mutual-fund-literature-F1
Expenses [Text Block]
What were the fund
costs
for the last six months?
(based on a hypothetical $10,000 investment)
Share class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class F-1	$ 33	0.64% *
*Annualized.

Expenses Paid, Amount	$ 33
Expense Ratio, Percent	0.64%	[1]
Net Assets	$ 114,655,000,000
Holdings Count | Holding	157
Investment Company, Portfolio Turnover	25.00%
Additional Fund Statistics [Text Block]	Key fund statistics
Fund net assets (in millions)	$ 114,655
Total number of portfolio holdings	157
Portfolio turnover rate	25%

Holdings [Text Block]	Portfolio holdings by sector (percent of net assets)
Accountant Change Date	Sep. 11, 2025
Accountant Change Disagreements [Text Block]
Changes in and disagreements
with
accountants
On September 11, 2025, Deloitte & Touche LLP (“D&T”) was dismissed and PricewaterhouseCoopers LLP was appointed as the fund’s independent registered public accounting firm for the fiscal year ending October 31, 2026 audit. The change in the fund’s independent registered public accounting firm was approved by the fund’s board of trustees, including a majority of the independent trustees, upon recommendation of the audit committee, as part of a broader effort to update board oversight and fund operations. At no point during the fund’s fiscal years ended October 31,
2024
and October 31, 2025, and the subsequent interim period through December 11, 2025, were there any disagreements between management and D&T on any matter of accounting principles or practices, financial statement disclosure or auditing scope or procedure.

American Mutual Fund® - Class F-2
Shareholder Report [Line Items]
Fund Name	American Mutual Fund®
Class Name	Class F-2
Trading Symbol	AMRFX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about American Mutual Fund (the "fund") for the period from November 1, 2025 to April 30, 2026.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at capitalgroup.com/mutual-fund-literature-F2. You can also request this information by contacting us at (800) 421-4225.
Additional Information Phone Number	(800) 421-4225
Additional Information Website	capitalgroup.com/mutual-fund-literature-F2
Expenses [Text Block]
What were
the
fund costs for the last six months?
(
based
on a hypothetical $10,000 investment)
Share class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class F-2	$ 19	0.38% *
*Annualized.

Expenses Paid, Amount	$ 19
Expense Ratio, Percent	0.38%	[1]
Net Assets	$ 114,655,000,000
Holdings Count | Holding	157
Investment Company, Portfolio Turnover	25.00%
Additional Fund Statistics [Text Block]	Key fund statistics
Fund net assets (in millions)	$ 114,655
Total number of portfolio holdings	157
Portfolio turnover rate	25%

Holdings [Text Block]	Portfolio holdings by sector (percent of net assets)
Accountant Change Date	Sep. 11, 2025
Accountant Change Disagreements [Text Block]
Changes in
and
disagreements with accountants
On September 11, 2025, Deloitte & Touche LLP (“D&T”)
was
dismissed and PricewaterhouseCoopers LLP was appointed as the fund’s independent registered public accounting firm for the fiscal year ending October 31, 2026 audit. The change in the fund’s independent registered public accounting firm was approved by the fund’s board of trustees, including a majority of the independent trustees, upon recommendation of the audit committee, as part of a broader effort to update board oversight and fund operations. At no point during the fund’s fiscal years ended October 31, 2024 and October 31, 2025, and the subsequent interim period through December 11, 2025, were there any disagreements between management and D&T on any matter of accounting principles or practices, financial statement disclosure or auditing scope or procedure.

American Mutual Fund® - Class F-3
Shareholder Report [Line Items]
Fund Name	American Mutual Fund®
Class Name	Class F-3
Trading Symbol	AFMFX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about American Mutual Fund (the "fund") for the period from November 1, 2025 to April 30, 2026.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at capitalgroup.com/mutual-fund-literature-F3. You can also request this information by contacting us at (800) 421-4225.
Additional Information Phone Number	(800) 421-4225
Additional Information Website	capitalgroup.com/mutual-fund-literature-F3
Expenses [Text Block]
What were the
fund
costs for the
last
six months?
(based on a hypothetical $10,000 investment)
Share class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class F-3	$ 14	0.27% *
*Annualized.

Expenses Paid, Amount	$ 14
Expense Ratio, Percent	0.27%	[1]
Net Assets	$ 114,655,000,000
Holdings Count | Holding	157
Investment Company, Portfolio Turnover	25.00%
Additional Fund Statistics [Text Block]	Key fund statistics
Fund net assets (in millions)	$ 114,655
Total number of portfolio holdings	157
Portfolio turnover rate	25%

Holdings [Text Block]	Portfolio holdings by sector (percent of net assets)
Accountant Change Date	Sep. 11, 2025
Accountant Change Disagreements [Text Block]
Changes in
and
disagreements with accountants
On September 11, 2025, Deloitte & Touche LLP (“D&T”) was
dismissed
and PricewaterhouseCoopers LLP was appointed as the fund’s independent registered public accounting firm for the fiscal year ending October 31, 2026 audit. The change in the fund’s independent registered public accounting firm was approved by the fund’s board of trustees, including a majority of the independent trustees, upon recommendation of the audit committee, as part of a broader effort to update board oversight and fund operations. At no point during the fund’s fiscal years ended October 31, 2024 and October 31, 2025, and the subsequent interim period through December 11, 2025, were there any disagreements between management and D&T on any matter of accounting principles or practices, financial statement disclosure or auditing scope or procedure.

American Mutual Fund® - Class 529-A
Shareholder Report [Line Items]
Fund Name	American Mutual Fund®
Class Name	Class 529-A
Trading Symbol	CMLAX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about American Mutual Fund (the "fund") for the period from November 1, 2025 to April 30, 2026.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at capitalgroup.com/mutual-fund-literature-529A. You can also request this information by contacting us at (800) 421-4225.
Additional Information Phone Number	(800) 421-4225
Additional Information Website	capitalgroup.com/mutual-fund-literature-529A
Expenses [Text Block]
What were the
fund
costs for the last six months?
(based
on
a hypothetical $10,000 investment)
Share class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class 529-A	$ 31	0.60% *
*Annualized.

Expenses Paid, Amount	$ 31
Expense Ratio, Percent	0.60%	[1]
Net Assets	$ 114,655,000,000
Holdings Count | Holding	157
Investment Company, Portfolio Turnover	25.00%
Additional Fund Statistics [Text Block]	Key fund statistics
Fund net assets (in millions)	$ 114,655
Total number of portfolio holdings	157
Portfolio turnover rate	25%

Holdings [Text Block]	Portfolio holdings by sector (percent of net assets)
Accountant Change Date	Sep. 11, 2025
Accountant Change Disagreements [Text Block]
Changes in and disagreements
with
accountants
On September 11, 2025, Deloitte & Touche LLP (“D&T”) was dismissed and PricewaterhouseCoopers LLP was appointed as the fund’s independent registered public accounting firm for the fiscal year
ending October 31, 2026 audit. The change in the fund’s independent registered public accounting firm was approved by the fund’s board of trustees, including a majority of the independent trustees, upon recommendation of the audit committee, as part of a broader effort to update board oversight and fund operations. At no point during the fund’s fiscal years ended October 31, 2024 and October 31, 2025, and the subsequent interim period through December 11, 2025, were there any disagreements between management and D&T on any matter of accounting principles or practices, financial statement disclosure or auditing scope or procedure.

American Mutual Fund® - Class 529-C
Shareholder Report [Line Items]
Fund Name	American Mutual Fund®
Class Name	Class 529-C
Trading Symbol	CMLCX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about American Mutual Fund (the "fund") for the period from November 1, 2025 to April 30, 2026.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at capitalgroup.com/mutual-fund-literature-529C. You can also request this information by contacting us at (800) 421-4225.
Additional Information Phone Number	(800) 421-4225
Additional Information Website	capitalgroup.com/mutual-fund-literature-529C
Expenses [Text Block]
What were the fund
costs
for the last six months?
(based
on
a hypothetical $10,000 investment)
Share class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class 529-C	$ 70	1.37% *
*Annualized.

Expenses Paid, Amount	$ 70
Expense Ratio, Percent	1.37%	[1]
Net Assets	$ 114,655,000,000
Holdings Count | Holding	157
Investment Company, Portfolio Turnover	25.00%
Additional Fund Statistics [Text Block]	Key fund statistics
Fund net assets (in millions)	$ 114,655
Total number of portfolio holdings	157
Portfolio turnover rate	25%

Holdings [Text Block]	Portfolio holdings by sector (percent of net assets)
Accountant Change Date	Sep. 11, 2025
Accountant Change Disagreements [Text Block]
Changes in and disagreements
with
accountants
On September 11, 2025, Deloitte & Touche LLP (“D&T”) was
dismissed
and PricewaterhouseCoopers LLP was appointed as the fund’s independent registered public accounting firm for the fiscal year ending October 31, 2026 audit. The change in the fund’s independent registered public accounting firm was approved by the fund’s board of trustees, including a majority of the independent trustees, upon recommendation of the audit committee, as part of a broader effort to update board oversight and fund operations. At no point during the fund’s fiscal years ended October 31, 2024 and October 31, 2025, and the subsequent interim period through December 11, 2025, were there any disagreements between management and D&T on any matter of accounting principles or practices, financial statement disclosure or auditing scope or procedure.

American Mutual Fund® - Class 529-E
Shareholder Report [Line Items]
Fund Name	American Mutual Fund®
Class Name	Class 529-E
Trading Symbol	CMLEX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about American Mutual Fund (the "fund") for the period from November 1, 2025 to April 30, 2026.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at capitalgroup.com/mutual-fund-literature-529E. You can also request this information by contacting us at (800) 421-4225.
Additional Information Phone Number	(800) 421-4225
Additional Information Website	capitalgroup.com/mutual-fund-literature-529E
Expenses [Text Block]
What were the fund costs
for
the last six months?
(based on a hypothetical $10,000 investment)
Share class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class 529-E	$ 43	0.85% *
*Annualized.

Expenses Paid, Amount	$ 43
Expense Ratio, Percent	0.85%	[1]
Net Assets	$ 114,655,000,000
Holdings Count | Holding	157
Investment Company, Portfolio Turnover	25.00%
Additional Fund Statistics [Text Block]	Key fund statistics
Fund net assets (in millions)	$ 114,655
Total number of portfolio holdings	157
Portfolio turnover rate	25%

Holdings [Text Block]	Portfolio holdings by sector (percent of net assets)
Accountant Change Date	Sep. 11, 2025
Accountant Change Disagreements [Text Block]
Changes in
and
disagreements with accountants
On September 11, 2025, Deloitte & Touche LLP (“D&T”) was dismissed and PricewaterhouseCoopers LLP was appointed as the fund’s independent registered public accounting firm for the fiscal year ending October 31, 2026 audit. The change in the fund’s independent registered public accounting firm was approved by the fund’s board of trustees, including a majority of the independent trustees, upon recommendation of the audit committee, as part of a broader
effort to update board oversight and fund operations. At no point during the fund’s fiscal years ended October 31, 2024 and October 31, 2025, and the subsequent interim period through December 11, 2025, were there any disagreements between management and D&T on any matter of accounting principles or practices, financial statement disclosure or auditing scope or procedure.

American Mutual Fund® - Class 529-T
Shareholder Report [Line Items]
Fund Name	American Mutual Fund®
Class Name	Class 529-T
Trading Symbol	TAFMX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about American Mutual Fund (the "fund") for the period from November 1, 2025 to April 30, 2026.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at capitalgroup.com/mutual-fund-literature. You can also request this information by contacting us at (800) 421-4225.
Additional Information Phone Number	(800) 421-4225
Additional Information Website	capitalgroup.com/mutual-fund-literature
Expenses [Text Block]
What were the fund costs for the
last
six months?
(based on a hypothetical $10,000 investment)
Share class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class 529-T	$ 19	0.37% *
*Annualized.

Expenses Paid, Amount	$ 19
Expense Ratio, Percent	0.37%	[1]
Net Assets	$ 114,655,000,000
Holdings Count | Holding	157
Investment Company, Portfolio Turnover	25.00%
Additional Fund Statistics [Text Block]	Key fund statistics
Fund net assets (in millions)	$ 114,655
Total number of portfolio holdings	157
Portfolio turnover rate	25%

Holdings [Text Block]	Portfolio holdings by sector (percent of net assets )
Accountant Change Date	Sep. 11, 2025
Accountant Change Disagreements [Text Block]
Changes in
and
disagreements with accountants
On September 11, 2025, Deloitte & Touche LLP (“D&T”) was dismissed and PricewaterhouseCoopers LLP was appointed as the fund’s independent registered public accounting firm for the fiscal year ending October 31, 2026 audit. The change in the fund’s independent registered public accounting firm was approved by the fund’s board of trustees, including a majority of the independent trustees, upon recommendation of the audit committee, as part of a broader effort to update board oversight
and fund operations. At no point during the fund’s fiscal years ended October 31, 2024 and October 31, 2025, and the subsequent interim period through December 11, 2025, were there any disagreements between management and D&T on any matter of accounting principles or practices, financial statement disclosure or auditing scope or procedure.

American Mutual Fund® - Class 529-F-1
Shareholder Report [Line Items]
Fund Name	American Mutual Fund®
Class Name	Class 529-F-1
Trading Symbol	CMLFX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about American Mutual Fund (the "fund") for the period from November 1, 2025 to April 30, 2026.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at capitalgroup.com/mutual-fund-literature-529F1. You can also request this information by contacting us at (800) 421-4225.
Additional Information Phone Number	(800) 421-4225
Additional Information Website	capitalgroup.com/mutual-fund-literature-529F1
Expenses [Text Block]
What were the
fund
costs for the last six months?
(based
on
a hypothetical $10,000 investment)
Share class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class 529-F-1	$ 23	0.45% *
*Annualized.

Expenses Paid, Amount	$ 23
Expense Ratio, Percent	0.45%	[1]
Net Assets	$ 114,655,000,000
Holdings Count | Holding	157
Investment Company, Portfolio Turnover	25.00%
Additional Fund Statistics [Text Block]	Key fund statistics
Fund net assets (in millions)	$ 114,655
Total number of portfolio holdings	157
Portfolio turnover rate	25%

Holdings [Text Block]	Portfolio holdings by sector (percent of net assets)
Accountant Change Date	Sep. 11, 2025
Accountant Change Disagreements [Text Block]
Changes in and
disagreements
with accountants
On September 11, 2025, Deloitte & Touche LLP (“D&T”) was dismissed and PricewaterhouseCoopers LLP was appointed as the fund’s independent registered public accounting firm for the fiscal year ending October 31, 2026 audit. The change in the fund’s independent registered public accounting firm was approved by the fund’s board of trustees, including
a majority of the independent trustees, upon recommendation of the audit committee, as part of a broader effort to update board oversight and fund operations. At no point during the fund’s fiscal years ended October 31, 2024 and October 31, 2025, and the subsequent interim period through December 11, 2025, were there any disagreements between management and D&T on any matter of accounting principles or practices, financial statement disclosure or auditing scope or procedure.

American Mutual Fund® - Class 529-F-2
Shareholder Report [Line Items]
Fund Name	American Mutual Fund®
Class Name	Class 529-F-2
Trading Symbol	FFMMX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about American Mutual Fund (the "fund") for the period from November 1, 2025 to April 30, 2026.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at capitalgroup.com/mutual-fund-literature-529F2. You can also request this information by contacting us at (800) 421-4225.
Additional Information Phone Number	(800) 421-4225
Additional Information Website	capitalgroup.com/mutual-fund-literature-529F2
Expenses [Text Block]
What were the fund
costs
for the last six months?
(based
on
a hypothetical $10,000 investment)
Share class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class 529-F-2	$ 18	0.36% *
*Annualized.

Expenses Paid, Amount	$ 18
Expense Ratio, Percent	0.36%	[1]
Net Assets	$ 114,655,000,000
Holdings Count | Holding	157
Investment Company, Portfolio Turnover	25.00%
Additional Fund Statistics [Text Block]	Key fund statistics
Fund net assets (in millions)	$ 114,655
Total number of portfolio holdings	157
Portfolio turnover rate	25%

Holdings [Text Block]	Portfolio holdings by sector (percent of net assets)
Accountant Change Date	Sep. 11, 2025
Accountant Change Disagreements [Text Block]
Changes in
and
disagreements with accountants
On September 11, 2025, Deloitte & Touche LLP (“D&T”) was dismissed
and
PricewaterhouseCoopers LLP was appointed as the fund’s independent registered public accounting firm for the fiscal year ending October 31, 2026 audit. The change in the fund’s independent registered public accounting firm was approved by the fund’s board of trustees, including a majority of the independent trustees, upon recommendation of the audit committee, as part of a broader effort to update board oversight and fund operations. At no point during the fund’s fiscal years ended October 31, 2024 and October 31, 2025, and the subsequent interim period through December 11, 2025, were there any disagreements between management and D&T on any matter of accounting principles or practices, financial statement disclosure or auditing scope or procedure.

American Mutual Fund® - Class 529-F-3
Shareholder Report [Line Items]
Fund Name	American Mutual Fund®
Class Name	Class 529-F-3
Trading Symbol	FFFMX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about American Mutual Fund (the "fund") for the period from November 1, 2025 to April 30, 2026.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at capitalgroup.com/mutual-fund-literature-529F3. You can also request this information by contacting us at (800) 421-4225.
Additional Information Phone Number	(800) 421-4225
Additional Information Website	capitalgroup.com/mutual-fund-literature-529F3
Expenses [Text Block]
What were the
fund
costs for the last six months?
(based on a hypothetical $10,000 investment)
Share class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class 529-F-3	$ 17	0.33% *
*Annualized.

Expenses Paid, Amount	$ 17
Expense Ratio, Percent	0.33%	[1]
Net Assets	$ 114,655,000,000
Holdings Count | Holding	157
Investment Company, Portfolio Turnover	25.00%
Additional Fund Statistics [Text Block]	Key fund statistics
Fund net assets (in millions)	$ 114,655
Total number of portfolio holdings	157
Portfolio turnover rate	25%

Holdings [Text Block]	Portfolio holdings by sector (percent of net assets)
Accountant Change Date	Sep. 11, 2025
Accountant Change Disagreements [Text Block]
Changes in
and
disagreements with accountants
On September 11, 2025, Deloitte & Touche LLP (“D&T”) was dismissed and
PricewaterhouseCoopers
LLP was appointed as the fund’s independent registered public accounting firm for the fiscal year ending October 31, 2026 audit. The change in the fund’s independent registered public accounting firm was approved by the fund’s board of trustees, including a majority of the independent trustees, upon recommendation of the audit committee, as part of a broader effort to update board oversight and fund operations. At no point during the fund’s fiscal years ended October 31, 2024 and October 31, 2025, and the subsequent interim period through December 11, 2025, were there any disagreements between management and D&T on any matter of accounting principles or practices, financial statement disclosure or auditing scope or procedure.

American Mutual Fund® - Class R-1
Shareholder Report [Line Items]
Fund Name	American Mutual Fund®
Class Name	Class R-1
Trading Symbol	RMFAX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about American Mutual Fund (the "fund") for the period from November 1, 2025 to April 30, 2026.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at capitalgroup.com/mutual-fund-literature-R1. You can also request this information by contacting us at (800) 421-4225.
Additional Information Phone Number	(800) 421-4225
Additional Information Website	capitalgroup.com/mutual-fund-literature-R1
Expenses [Text Block]
What were the fund
costs
for the last six months?
(based on a hypothetical $10,000 investment)
Share class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class R-1	$ 69	1.36% *
*Annualized.

Expenses Paid, Amount	$ 69
Expense Ratio, Percent	1.36%	[1]
Net Assets	$ 114,655,000,000
Holdings Count | Holding	157
Investment Company, Portfolio Turnover	25.00%
Additional Fund Statistics [Text Block]	Key fund statistics
Fund net assets (in millions)	$ 114,655
Total number of portfolio holdings	157
Portfolio turnover rate	25%

Holdings [Text Block]	Portfolio holdings by sector (percent of net assets)
Accountant Change Date	Sep. 11, 2025
Accountant Change Disagreements [Text Block]
Changes
in
and disagreements
with
accountants
On September 11, 2025, Deloitte & Touche LLP (“D&T”) was dismissed and PricewaterhouseCoopers LLP was appointed as the fund’s independent registered public accounting firm for the fiscal year ending October 31, 2026 audit. The change in the fund’s independent registered public accounting firm was approved by the fund’s board of trustees, including a majority of the independent trustees, upon recommendation of the audit committee, as part of a broader effort to update board oversight and fund operations. At no point during the fund’s fiscal years ended October 31, 2024 and October 31, 2025, and the subsequent interim period through December 11, 2025, were there any disagreements between management and D&T on any matter of accounting principles or practices, financial statement disclosure or auditing scope or procedure.

American Mutual Fund® - Class R-2
Shareholder Report [Line Items]
Fund Name	American Mutual Fund®
Class Name	Class R-2
Trading Symbol	RMFBX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about American Mutual Fund (the "fund") for the period from November 1, 2025 to April 30, 2026.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at capitalgroup.com/mutual-fund-literature-R2. You can also request this information by contacting us at (800) 421-4225.
Additional Information Phone Number	(800) 421-4225
Additional Information Website	capitalgroup.com/mutual-fund-literature-R2
Expenses [Text Block]
What were the
fund
costs for the last six months?
(based on a hypothetical $10,000 investment)
Share class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class R-2	$ 69	1.36% *
*Annualized.

Expenses Paid, Amount	$ 69
Expense Ratio, Percent	1.36%	[1]
Net Assets	$ 114,655,000,000
Holdings Count | Holding	157
Investment Company, Portfolio Turnover	25.00%
Additional Fund Statistics [Text Block]	Key fund statistics
Fund net assets (in millions)	$ 114,655
Total number of portfolio holdings	157
Portfolio turnover rate	25%

Holdings [Text Block]	Portfolio holdings by sector (percent of net assets)
Accountant Change Date	Sep. 11, 2025
Accountant Change Disagreements [Text Block]
Changes in
and
disagreements
with
accountants
On September 11, 2025, Deloitte & Touche LLP (“D&T”) was dismissed and PricewaterhouseCoopers LLP was appointed as the fund’s independent registered public accounting firm for the fiscal year ending October 31, 2026 audit. The change in the fund’s independent registered public accounting firm was approved by the fund’s board of trustees, including a majority of the independent trustees, upon recommendation of the audit committee, as part of a broader effort to update board oversight and fund operations. At no point during the fund’s fiscal years ended October 31, 2024 and October 31, 2025, and the subsequent interim period through December 11, 2025, were there any disagreements between management and D&T on any matter of accounting principles or practices, financial statement disclosure or auditing scope or procedure.

American Mutual Fund® - Class R-2E
Shareholder Report [Line Items]
Fund Name	American Mutual Fund®
Class Name	Class R-2E
Trading Symbol	RMEBX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about American Mutual Fund (the "fund") for the period from November 1, 2025 to April 30, 2026.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at capitalgroup.com/mutual-fund-literature-R2E. You can also request this information by contacting us at (800) 421-4225.
Additional Information Phone Number	(800) 421-4225
Additional Information Website	capitalgroup.com/mutual-fund-literature-R2E
Expenses [Text Block]
What were the
fund
costs
for
the last six months?
(based on a hypothetical $10,000 investment)
Share class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class R-2E	$ 55	1.07% *
*Annualized.

Expenses Paid, Amount	$ 55
Expense Ratio, Percent	1.07%	[1]
Net Assets	$ 114,655,000,000
Holdings Count | Holding	157
Investment Company, Portfolio Turnover	25.00%
Additional Fund Statistics [Text Block]	Key fund statistics
Fund net assets (in millions)	$ 114,655
Total number of portfolio holdings	157
Portfolio turnover rate	25%

Holdings [Text Block]	Portfolio holdings by sector (percent of net assets)
Accountant Change Date	Sep. 11, 2025
Accountant Change Disagreements [Text Block]
Changes in
and
disagreements
with
accountants
On September 11, 2025, Deloitte & Touche LLP (“D&T”) was dismissed and PricewaterhouseCoopers LLP was appointed as the fund’s independent registered public accounting firm for the fiscal year ending October 31, 2026 audit. The change in the fund’s independent registered public accounting firm was approved by the fund’s board of trustees, including a majority of the independent trustees, upon recommendation of the audit committee, as part of a broader effort to update board oversight and fund operations. At no point during the fund’s fiscal years ended October 31, 2024 and October 31, 2025, and the subsequent interim period through December 11, 2025, were there any disagreements between management and D&T on any matter of accounting principles or practices, financial statement disclosure or auditing scope or procedure.

American Mutual Fund® - Class R-3
Shareholder Report [Line Items]
Fund Name	American Mutual Fund®
Class Name	Class R-3
Trading Symbol	RMFCX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about American Mutual Fund (the "fund") for the period from November 1, 2025 to April 30, 2026.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at capitalgroup.com/mutual-fund-literature-R3. You can also request this information by contacting us at (800) 421-4225.
Additional Information Phone Number	(800) 421-4225
Additional Information Website	capitalgroup.com/mutual-fund-literature-R3
Expenses [Text Block]
What were the fund
costs
for the last
six
months?
(based on a hypothetical $10,000 investment)
Share class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class R-3	$ 47	0.91% *
*Annualized.

Expenses Paid, Amount	$ 47
Expense Ratio, Percent	0.91%	[1]
Net Assets	$ 114,655,000,000
Holdings Count | Holding	157
Investment Company, Portfolio Turnover	25.00%
Additional Fund Statistics [Text Block]	Key fund statistics
Fund net assets (in millions)	$ 114,655
Total number of portfolio holdings	157
Portfolio turnover rate	25%

Holdings [Text Block]	Portfolio holdings by sector (percent of net assets)
Accountant Change Date	Sep. 11, 2025
Accountant Change Disagreements [Text Block]
Changes
in
and disagreements
with
accountants
On September 11, 2025, Deloitte & Touche LLP (“D&T”) was dismissed and PricewaterhouseCoopers LLP was appointed as the fund’s independent registered public accounting firm for the fiscal year ending October 31, 2026 audit. The change in the fund’s independent registered public accounting firm was approved by the fund’s board of trustees, including a majority of the independent trustees, upon recommendation of the audit committee, as part of a broader effort to update board oversight and fund operations. At no point during the fund’s fiscal years ended October 31, 2024 and October 31, 2025, and the subsequent interim period through December 11, 2025, were there any disagreements between management and D&T on any matter of accounting principles or practices, financial statement disclosure or auditing scope or procedure.

American Mutual Fund® - Class R-4
Shareholder Report [Line Items]
Fund Name	American Mutual Fund®
Class Name	Class R-4
Trading Symbol	RMFEX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about American Mutual Fund (the "fund") for the period from November 1, 2025 to April 30, 2026.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at capitalgroup.com/mutual-fund-literature-R4. You can also request this information by contacting us at (800) 421-4225.
Additional Information Phone Number	(800) 421-4225
Additional Information Website	capitalgroup.com/mutual-fund-literature-R4
Expenses [Text Block]
What were the fund
costs
for the last
six
months?
(based on a hypothetical $10,000 investment)
Share class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class R-4	$ 32	0.62% *
*Annualized.

Expenses Paid, Amount	$ 32
Expense Ratio, Percent	0.62%	[1]
Net Assets	$ 114,655,000,000
Holdings Count | Holding	157
Investment Company, Portfolio Turnover	25.00%
Additional Fund Statistics [Text Block]	Key fund statistics
Fund net assets (in millions)	$ 114,655
Total number of portfolio holdings	157
Portfolio turnover rate	25%

Holdings [Text Block]	Portfolio holdings by sector (percent of net assets)
Accountant Change Date	Sep. 11, 2025
Accountant Change Disagreements [Text Block]
Changes in
and
disagreements
with
accountants
On September 11, 2025, Deloitte & Touche LLP (“D&T”) was dismissed and PricewaterhouseCoopers LLP was appointed as the fund’s independent registered public accounting firm for the fiscal year ending October 31, 2026 audit. The change in the fund’s independent registered public accounting firm was approved by the fund’s board of trustees, including a majority of the independent trustees, upon recommendation of the audit committee, as part of a broader effort to update board oversight and fund operations. At no point during the fund’s fiscal years ended October 31, 2024 and October 31, 2025, and the subsequent interim period through December 11, 2025, were there any disagreements between management and D&T on any matter of accounting principles or practices, financial statement disclosure or auditing scope or procedure.

American Mutual Fund® - Class R-5E
Shareholder Report [Line Items]
Fund Name	American Mutual Fund®
Class Name	Class R-5E
Trading Symbol	RMFHX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about American Mutual Fund (the "fund") for the period from November 1, 2025 to April 30, 2026.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at capitalgroup.com/mutual-fund-literature-R5E. You can also request this information by contacting us at (800) 421-4225.
Additional Information Phone Number	(800) 421-4225
Additional Information Website	capitalgroup.com/mutual-fund-literature-R5E
Expenses [Text Block]
What were the fund costs
for
the last
six
months?
(based on a hypothetical $10,000 investment)
Share class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class R-5E	$ 21	0.42% *
*Annualized.

Expenses Paid, Amount	$ 21
Expense Ratio, Percent	0.42%	[1]
Net Assets	$ 114,655,000,000
Holdings Count | Holding	157
Investment Company, Portfolio Turnover	25.00%
Additional Fund Statistics [Text Block]	Key fund statistics
Fund net assets (in millions)	$ 114,655
Total number of portfolio holdings	157
Portfolio turnover rate	25%

Holdings [Text Block]	Portfolio holdings by sector (percent of net assets)
Accountant Change Date	Sep. 11, 2025
Accountant Change Disagreements [Text Block]
Changes in
and
disagreements
with
accountants
On September 11, 2025, Deloitte & Touche LLP (“D&T”) was dismissed and PricewaterhouseCoopers LLP was appointed as the fund’s independent registered public accounting firm for the fiscal year ending October 31, 2026 audit. The change in the fund’s independent registered public accounting firm was approved by the fund’s board of trustees, including a majority of the independent trustees, upon recommendation of the audit committee, as part of a broader effort to update board oversight and fund operations. At no point during the fund’s fiscal years ended October 31, 2024 and October 31, 2025, and the subsequent interim period through December 11, 2025, were there any disagreements between management and D&T on any matter of accounting principles or practices, financial statement disclosure or auditing scope or procedure.

American Mutual Fund® - Class R-5
Shareholder Report [Line Items]
Fund Name	American Mutual Fund®
Class Name	Class R-5
Trading Symbol	RMFFX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about American Mutual Fund (the "fund") for the period from November 1, 2025 to April 30, 2026.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at capitalgroup.com/mutual-fund-literature-R5. You can also request this information by contacting us at (800) 421-4225.
Additional Information Phone Number	(800) 421-4225
Additional Information Website	capitalgroup.com/mutual-fund-literature-R5
Expenses [Text Block]
What were the fund
costs
for the last six months?
(based on a hypothetical $10,000 investment)
Share class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class R-5	$ 16	0.32% *
*Annualized.

Expenses Paid, Amount	$ 16
Expense Ratio, Percent	0.32%	[1]
Net Assets	$ 114,655,000,000
Holdings Count | Holding	157
Investment Company, Portfolio Turnover	25.00%
Additional Fund Statistics [Text Block]	Key fund statistics
Fund net assets (in millions)	$ 114,655
Total number of portfolio holdings	157
Portfolio turnover rate	25%

Holdings [Text Block]	Portfolio holdings by sector (percent of net assets)
Accountant Change Date	Sep. 11, 2025
Accountant Change Disagreements [Text Block]
Changes in
and
disagreements with accountants
On September 11, 2025, Deloitte & Touche LLP (“D&T”) was dismissed
and
PricewaterhouseCoopers LLP was appointed as the fund’s independent registered public accounting firm for the fiscal year ending October 31, 2026 audit. The change in the fund’s independent registered public accounting firm was approved by the fund’s board of trustees, including a majority of the independent trustees, upon recommendation of the audit committee, as part of a broader effort to update board oversight and fund operations. At no point during the fund’s fiscal years ended October 31, 2024 and October 31, 2025, and the subsequent interim period through December 11, 2025, were there any disagreements between management and D&T on any matter of accounting principles or practices, financial statement disclosure or auditing scope or procedure.

American Mutual Fund® - Class R-6
Shareholder Report [Line Items]
Fund Name	American Mutual Fund®
Class Name	Class R-6
Trading Symbol	RMFGX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about American Mutual Fund (the "fund") for the period from November 1, 2025 to April 30, 2026.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at capitalgroup.com/mutual-fund-literature-R6. You can also request this information by contacting us at (800) 421-4225.
Additional Information Phone Number	(800) 421-4225
Additional Information Website	capitalgroup.com/mutual-fund-literature-R6
Expenses [Text Block]
What
were
the fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Share class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class R-6	$ 14	0.27% *
*Annualized.

Expenses Paid, Amount	$ 14
Expense Ratio, Percent	0.27%	[1]
Net Assets	$ 114,655,000,000
Holdings Count | Holding	157
Investment Company, Portfolio Turnover	25.00%
Additional Fund Statistics [Text Block]	Key fund statistics
Fund net assets (in millions)	$ 114,655
Total number of portfolio holdings	157
Portfolio turnover rate	25%

Holdings [Text Block]	Portfolio holdings by sector (percent of net assets)
Accountant Change Date	Sep. 11, 2025
Accountant Change Disagreements [Text Block]
Changes in
and
disagreements with accountants
On September 11, 2025, Deloitte & Touche LLP (“D&T”) was dismissed and PricewaterhouseCoopers LLP was appointed as the fund’s independent registered public accounting firm for the fiscal year ending October 31, 2026 audit. The change in the fund’s independent registered public accounting firm was approved by the fund’s board
of trustees, including a majority of the independent trustees, upon recommendation of the audit committee, as part of a broader effort to update board oversight and fund operations. At no point during the fund’s fiscal years ended October 31, 2024 and October 31, 2025, and the subsequent interim period through December 11, 2025, were there any disagreements between management and D&T on any matter of accounting principles or practices, financial statement disclosure or auditing scope or procedure.

[1]	Annualized.